LINE OF CREDIT	12 Months Ended
Feb. 28, 2014
Line Of Credit
Note 12 - LINE OF CREDIT

On May 21, 2013, we entered into a loan and security agreement with Silicon Valley Bank (“SVB”), which was amended and restated on November 25, 2013.  The agreement, as amended and restated, provides for a $5.0 million asset based revolving loan facility, with availability subject to a borrowing base of 90% of our eligible accounts receivable, decreasing to 80% of eligible accounts receivable plus the least of (i) 80% of Eligible 120 Day Accounts as defined in the Agreement, (ii) $1,000,000 and (iii) 30% of the sum of all eligible accounts plus Eligible 120 Day Accounts after December 31, 2013, and the satisfaction of conditions specified in the agreement. The facility expires on May 3, 2015, at which time all outstanding amounts will become due and payable.

During the fiscal year ended February 28, 2014, amounts drawn under the facility accrued interest at a floating per annum rate equal to 1.25% above the prime rate, or 0.75% above prime rate at all times when a Streamline Period (“Streamline Period”) is in effect. A Streamline Period commences on the first day of the month following the day that we provide SVB a written notice that, for each consecutive day in the immediately preceding fiscal quarter, we had unrestricted cash at Silicon Valley Bank plus the unused amount available under the facility in an amount above $4.0 million, subject to terms and conditions of the loan agreement. Interest is payable monthly. We also are required to pay SVB a quarterly fee equal to 0.25% per annum of the average unused portion of the facility. The facility is secured by substantially all of our assets. Borrowings under the facility may be used for general corporate purposes, including funding working capital. As of the February 28, 2014, we had drawn $2.2 million from the line of credit and had approximately $1.9 million available based on our outstanding accounts receivable as of that date.

The loan agreement includes customary covenants, including covenants that limit or restrict our ability to, without the prior written consent of SVB, dispose of assets, change our business, have a change in control, make acquisitions, be acquired, incur indebtedness, grant liens, make investments, make distributions, repurchase stock, and enter into certain transactions with affiliates. The loan agreement also requires us to maintain a minimum tangible net worth of at least negative $1.25 million, increasing (i) at the end of each month by 50% of the proceeds of issuances of equity securities and the principal amount of any subordinated debt received during such month, (ii) at the end of each calendar quarter 50% of net income for such quarter and (iii) immediately by 1.5x the cash received by us from the sale of any intellectual property minus any realized gain or plus any realized loss associated with the sale of such intellectual property.

The loan agreement contains customary events of default that include non-payment defaults, covenant defaults, material adverse change defaults, insolvency defaults, material judgment defaults and inaccuracy of representations and warranty defaults. The occurrence of an event of default could result in the acceleration of obligations under the loan agreement, in which case we must repay all loans and related charges, fees and amounts then due and payable. At the election of SVB, upon the occurrence and during the continuance of an event of default, the interest rate will increase an additional 5.0% per annum above the rate that is otherwise applicable.

We are required to deliver periodic reports to SVB regarding our ability to meet certain financial and other covenants contained in the loan agreement. In late July we delivered the report to SVB indicating that as of June 30, 2013, we had breached the minimum tangible net worth covenant and began discussions of a forbearance agreement with SVB. On November 25, 2013, we entered into an amended and restated loan and security agreement with SVB. The amended and restated agreement retained substantially the same terms as the original loan and security agreement, except the borrowing base was amended as described above and the collateral securing the loan facility was expanded to include our intellectual property. In connection with the execution of the amended and restated agreement, we obtained a waiver of the covenant default.

Although we continue to be current with all principal and interest payments under the loan agreement, as of January 31, 2014, we again breached the minimum tangible net worth covenant. On March 31, 2014 we entered into a forbearance and amendment to the loan agreement with SVB, pursuant to which SVB agreed to forbear from taking any action to enforce its rights or remedies under the loan agreement until April 15, 2014. The forbearance agreement also increased the interest rate under the loan agreement to prime rate plus 3.75% during a Streamline Period and to prime rate plus 4.25% when a Streamline Period is not in effect.  As of May 1, 2014, we had not regained compliance with the minimum tangible net worth covenant and are in further forbearance discussions with SVB. Currently, SVB is continuing to allow us to draw on the line of credit during these discussions.